INCOME TAXES	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
INCOME TAXES
Income Taxes

Income tax expense consisted of the following components:

(Dollars in thousands)	2011	2010	2009
Current expense
Federal	$46,270	$38,572	$14,740
State	6,493	5,590	1,500
Total	52,763	44,162	16,240
Deferred (benefit) expense
Federal	(12,836)	(10,170)	103,218
State	(1,627)	(1,290)	13,181
Total	(14,463)	(11,460)	116,399
Income tax expense	$38,300	$32,702	$132,639

The difference between the federal income tax rates, applied to income before income taxes, and the effective rates were due to the following:

(Dollars in thousands)	2011	2010	2009
Income taxes computed at federal statutory rate (35%) on income before income taxes	$36,763	$32,183	$123,891
Tax-exempt income	(586)	(519)	(754)
Bank-owned life insurance	(612)	(581)	(255)
Tax credits	(1,200)	(1,596)	(380)
State income taxes, net of federal tax benefit	3,163	2,795	9,542
Other	772	420	595
Income tax expense	$38,300	$32,702	$132,639

The major components of the temporary differences that give rise to deferred tax assets and liabilities at December 31, 2011, and 2010, were as follows:

(Dollars in thousands)	2011	2010
Deferred tax assets
Allowance for loan and lease losses	$36,030	$27,841
Deferred compensation	556	359
Mark to market adjustment on loans and derivatives	177	227
Postretirement benefits other than pension liability	141	156
Accrued stock-based compensation	1,493	1,198
Other reserves	219	392
Accrued expenses	4,521	2,714
Other	2,332	1,019
Total deferred tax assets	45,469	33,906

Deferred tax liabilities
Tax depreciation greater than book depreciation	(8,251)	(8,881)
FHLB and FRB stock	(17,060)	(19,716)
Mortgage-servicing rights	(339)	(567)
Leasing activities	(676)	(4)
Deferred section 597 gain	(62,421)	(83,229)
Prepaid pension	(1,454)	(3,995)
Intangible assets	(7,536)	(5,872)
Deferred loan fees and costs	(1,472)	(862)
Prepaid expenses	(1,310)	(1,080)
Net unrealized gains on securities available-for-sale and derivatives	(7,687)	(5,263)
Fair value adjustments on acquisitions	(14,945)	(2,439)
Other	(1,278)	(796)
Total deferred tax liabilities	(124,429)	(132,704)
Total net deferred tax liability	$(78,960)	$(98,798)

At December 31, 2011, and 2010, First Financial had no FASB ASC Topic 740-10 unrecognized tax benefits recorded. First Financial does not expect the total amount of unrecognized tax benefits to significantly increase within the next twelve months.

First Financial recognizes interest and penalties on income tax assessments or income tax refunds in the Consolidated Financial Statements as a component of noninterest expense.

First Financial and its subsidiaries are subject to U.S. federal income tax as well as state and local income tax in several jurisdictions. Tax years prior to 2008 have been closed and are no longer subject to U.S. federal income tax examinations. The tax year 2009 is currently under examination by the federal taxing authority. At this time, First Financial is not aware of any material impact to the Company's financial position and results of operations as a result of this examination. Tax year 2010 remains open to examination by the federal taxing authority.

First Financial is no longer subject to state and local income tax examinations for years prior to 2008. Tax years 2008 through 2010 remain open to state and local examination by various other jurisdictions.